Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
U.S. Global Jets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Global Jets ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
U.S. Global Jets ETF (JETS)
(the “Fund”)
May 28, 2020
Supplement to the Summary Prospectus,
dated April 30, 2020
Effective beginning with the June 2020 rebalance and reconstitution of the Fund’s underlying index, the section entitled “Principal Investment Strategy – U.S. Global Jets Index” is revised to read as follows:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
U.S. Global Jets Index
The Index tracks the performance of Airline Companies across the globe with an emphasis on domestic passenger airlines. The universe of Airline Companies is screened for investibility (e.g., must be listed on a securities exchange), a minimum market capitalization of $100 million, and liquidity (minimum average daily value traded). U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), generally expects the Index to include 39 Airline Companies. The Index is rebalanced and reconstituted quarterly in March, June, September, and December.
At the time of each reconstitution of the Index, each of the four largest U.S. or Canadian passenger airline companies, as measured primarily by their market capitalization and, to a lesser extent, their passenger load factor, receives a 10 percent weighting allocation of the Index. Each of the next five largest U.S. or Canadian passenger airline companies receives a 4 percent weighting allocation of the Index.
The remaining Airline Companies meeting the Index criteria are then scored based on multiple fundamental factors. Their score is primarily driven by their cash flow return on invested capital (CFROIC) with additional inputs based on sales per share growth, gross margins, and sales yield. Each of the five U.S. or Canadian companies with the highest composite scores receives a 3 percent weighting allocation of the Index, and each of the 25 non-U.S. and non-Canadian companies with the highest composite scores receives a 1 percent weighting allocation of the Index.
The Index was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser, in 2015 in anticipation of the commencement of operations of the Fund and is constructed using an objective, rules-based methodology.
The Index calculation agent is Indxx, LLC, which is not affiliated with the Fund, the Adviser, the Index Provider, or the Fund’s distributor. The Index calculation agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus for future reference.
U.S. Global Jets ETF | U.S. Global Jets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JETS